Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Banc of America Merrill Lynch Commercial Mortgage Inc. One Bryant Park New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Banc of America Merrill Lynch Commercial Mortgage Inc. (the “Company”) and Bank of America, National Association, BofA Securities, Inc., Morgan Stanley & Co. LLC, Morgan Stanley Mortgage Capital Holdings LLC, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC, National Cooperative Bank, N.A., Academy Securities, Inc. and Drexel Hamilton, LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of BANK 2020-BNK30, Commercial Mortgage Pass-Through Certificates, Series 2020-BNK30.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On December 4, 2020, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing (i) 7 mortgage loans contributed by Bank of America, National Association (“BANA”) that are secured by 7 mortgaged properties (the “BANA Assets”), (ii) 7 mortgage loans contributed by Morgan Stanley Mortgage Capital Holdings LLC (“MSMCH”) that are secured by 28 mortgaged properties (the “MSMCH Assets”), (iii) 12 mortgage loans contributed by Wells Fargo Bank, National Association (“WFB”) that are secured by 13 mortgaged properties (the “WFB Assets”) and (iv) 14 mortgage loans contributed by National Cooperative Bank, N.A. (“NCB”) that are secured by 14 mortgaged properties (the “NCB Assets”). Together, BANA, MSMCH, WFB and NCB are referred to herein as the “Mortgage Loan Sellers” and the BANA Assets, MSMCH Assets, WFB Assets and NCB Assets are referred to herein as the “Mortgage Loans.”

From October 27, 2020 through December 4, 2020, representatives of each of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided” or “Not

Member of Deloitte Touche Tohmatsu Limited

2

applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. Further, we did not perform any procedures with respect to the Characteristics associated with the Source Documents for the related Mortgage Assets that were was not provided to us by representatives of the Company (the “Missing Source Documents”), as indicated on the attached Appendix B.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans, (iii) the existence or ownership of the Mortgage Loans or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

December 4, 2020

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Loans (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreement or subordinate unsecured promissory note (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreement or mezzanine promissory note (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (collectively, the “Guaranty”);

Cash management agreement, draft cash management agreement, lockbox agreements, deposit account control agreement, draft deposit account agreement for the Mortgage Asset identified on the Data File as “Town Center Jeffersonville” and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports (the “Appraisal Report”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

Cooperative sponsor rent roll, cooperative investor rent roll or cooperative maintenance schedule (collectively, the “Coop Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property Hazard and Liability Insurance Certificates (collectively, the “Insurance Certificate”);

Servicer reports and records and provided electronic files (the “Servicer Records”);

EDGAR ABS XML technical specification (Version 1.5) document dated December 2016 (the “EDGAR ABS XML Technical Specification Document”); and

Promissory note splitter or draft promissory note splitter (collectively, the “Promissory Note Splitter”).

*****

	Characteristic	Source Document
1	Property Name	Identification purposes only – not applicable
2	Percent by Cut-off Date Balance	Refer to calculation procedures
3	Original Balance	Loan Agreement/Promissory Note Splitter[1]
4	Cut-off Date Balance	Refer to calculation procedures
5	Maturity Date Balance	Refer to calculation procedures
6	Cut-off Date Balance per Unit or SF	Refer to calculation procedures
7	Cut-off Date	None - Mortgage Loan Seller Provided
8	Number of Properties	Appraisal Report
9	Street Address	Appraisal Report
10	City	Appraisal Report
11	State	Appraisal Report
12	Zip Code	Appraisal Report/USPS
13	County	Appraisal Report
14	North or South CA (NCA/SCA)	Appraisal Report
15	Property Type	Appraisal Report
16	Property Sub-Type	Appraisal Report
17	Units/SF	Rent Roll
18	Year Built	Appraisal Report/Engineering Report
19	Year Renovated	Appraisal Report/Engineering Report
20	Single-Tenant (Y/N)	Rent Roll
21	Owner-Occupied >20% (Y/N - %)	Rent Roll
22	Percent Leased	Rent Roll
23	Percent Leased as of Date	Rent Roll
24	Sec. 8 (Multifamily) (Y/N)	Appraisal Report
25	No. of Sec. 8 Units	Appraisal Report
26	Sec. 42 (Multifamily) (Y/N)	Appraisal Report
27	No. of Sec. 42 Units	Appraisal Report
28	Hotel Franchise Agreement Expiration Date	Rent Roll
29	Condo Component (Y/N - % of Borrower Control)	Rent Roll
30	Ownership Interest	Title Policy
31	Ground Lease Expiration Date	Ground Lease
32	Extension Options	Ground Lease
33	Extension Options Description	Ground Lease
34	Ground Lease Outside Expiration Date (Including Extensions)	Ground Lease
35	Appraised Value	Appraisal Report
36	Value as of Date	Appraisal Report
37	Borrower Name	Loan Agreement

	Characteristic	Source Document
38	Sponsor	Loan Agreement/ASR
39	Nonrecourse Carve-out Guarantor	Guaranty/Loan Agreement
40	Environmental Indemnitor	Guaranty/Loan Agreement
41	Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Loan Agreement
42	Borrower State of Incorporation	Loan Agreement
43	SPE (Y/N)	Loan Agreement
44	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
45	Independent Director (Y/N)	Loan Agreement
46	Related Borrowers (Y/N)	Loan Agreement
47	Related Borrower Pool	Loan Agreement
48	Cross Collateralized / Cross Defaulted (Y/N)	Loan Agreement
49	Single Note / Multiple Property Loan (Y/N)	Loan Agreement
50	Acquisition or Refinance	Closing Statement/ASR
51	Note Date	Loan Agreement
52	First P&I Payment Date	Loan Agreement
53	First Payment Date (IO)	Loan Agreement
54	Maturity Date or ARD	Loan Agreement
55	ARD Loan (Y/N)	Loan Agreement
56	Final Maturity Date	Loan Agreement
57	ARD Rate Step	Loan Agreement
58	Lockbox Type	Cash Management Agreement/Loan Agreement
59	Cash Management Status	Cash Management Agreement/Loan Agreement
60	Terms/Description of Springing Lockbox	Cash Management Agreement/Loan Agreement
61	Original Term to Maturity or ARD (mos.)	Refer to calculation procedures
62	Remaining Term to Maturity or ARD (mos.)	Refer to calculation procedures
63	Original IO Period (mos.)	Refer to calculation procedures
64	Remaining IO Period (mos.)	Refer to calculation procedures
65	Original Amort. Term (mos.)	Refer to calculation procedures
66	Remaining Amort. Term (mos.)	Refer to calculation procedures
67	Amort. Type	Loan Agreement
68	Interest Accrual Method	Loan Agreement
69	Interest Rate	Loan Agreement
70	Monthly Debt Service (P&I)	Loan Agreement
71	Monthly Debt Service (IO)	Refer to calculation procedures
72	Annual Debt Service (P&I)	Refer to calculation procedures

	Characteristic	Source Document
73	Annual Debt Service (IO)	Refer to calculation procedures
74	UW NOI DSCR (P&I)	Refer to calculation procedures
75	UW NOI DSCR (IO)	Refer to calculation procedures
76	UW NCF DSCR (P&I)	Refer to calculation procedures
77	UW NCF DSCR (IO)	Refer to calculation procedures
78	Cut-off Date LTV	Refer to calculation procedures
79	Maturity Date LTV	Refer to calculation procedures
80	Third Most Recent Revenues	Underwritten Financial Summary Report
81	Third Most Recent Expenses	Underwritten Financial Summary Report
82	Third Most Recent NOI	Underwritten Financial Summary Report
83	Third Most Recent NOI Date	Underwritten Financial Summary Report
84	Third Most Recent NOI Debt Yield	Refer to calculation procedures
85	Second Most Recent Revenues	Underwritten Financial Summary Report
86	Second Most Recent Expenses	Underwritten Financial Summary Report
87	Second Most Recent NOI	Underwritten Financial Summary Report
88	Second Most Recent NOI Date	Underwritten Financial Summary Report
89	Second Most Recent NOI Debt Yield	Refer to calculation procedures
90	Most Recent Revenues	Underwritten Financial Summary Report
91	Most Recent Expenses	Underwritten Financial Summary Report
92	Most Recent NOI	Underwritten Financial Summary Report
93	Most Recent NOI Date	Underwritten Financial Summary Report
94	Most Recent NOI Debt Yield	Refer to calculation procedures
95	Underwritten Occupancy Percentage	Underwritten Financial Summary Report
96	Underwritten EGI	Underwritten Financial Summary Report
97	Underwritten Expenses	Underwritten Financial Summary Report
98	Underwritten NOI	Underwritten Financial Summary Report
99	Underwritten NOI Debt Yield	Refer to calculation procedures
100	Underwritten CapEx Reserves	Underwritten Financial Summary Report
101	Underwritten TI/LC Reserves	Underwritten Financial Summary Report
102	Underwritten NCF	Underwritten Financial Summary Report
103	Underwritten NCF Debt Yield	Refer to calculation procedures
104	Largest Tenant	Rent Roll
105	Lease Expiration Date of Largest Tenant	Rent Roll
106	NSF of Largest Tenant (SF)	Rent Roll
107	Percent NSF of the Largest Tenant (%)	Refer to calculation procedures
108	2nd Largest Tenant	Rent Roll
109	Lease Expiration of 2nd Largest Tenant	Rent Roll
110	NSF of 2nd Largest Tenant (SF)	Rent Roll
111	Percent NSF of 2nd Largest Tenant (%)	Refer to calculation procedures
112	3rd Largest Tenant	Rent Roll

	Characteristic	Source Document
113	Lease Expiration of 3rd Largest Tenant	Rent Roll
114	NSF of 3rd Largest Tenant (SF)	Rent Roll
115	Percent NSF of 3rd Largest Tenant (%)	Refer to calculation procedures
116	4th Largest Tenant	Rent Roll
117	Lease Expiration of 4th Largest Tenant	Rent Roll
118	NSF of 4th Largest Tenant (SF)	Rent Roll
119	Percent NSF of 4th Largest Tenant (%)	Refer to calculation procedures
120	5th Largest Tenant	Rent Roll
121	Lease Expiration of 5th Largest Tenant	Rent Roll
122	NSF of 5th Largest Tenant (SF)	Rent Roll
123	Percent NSF of 5th Largest Tenant (%)	Refer to calculation procedures
124	Top Five Movie Theater Tenant (Y/N)	Rent Roll
125	Top Five Health Club Tenant (Y/N)	Rent Roll
126	Top Five Bank Branch Tenant (Y/N)	Rent Roll
127	Top Five Restaurant Tenant (Y/N)	Rent Roll
128	Top Five Medical Office Tenant (Y/N)	Rent Roll
129	Tax Escrow in Place (Y/N)	Loan Agreement
130	Initial Tax Escrow Amount ($)	Closing Statement
131	Ongoing Tax Escrow - Monthly ($)	Closing Statement/Servicer Records
132	Tax Reserve Cap (Amount and Description)	Loan Agreement
133	Springing Reserve Requirement for Tax (Y/N)	Loan Agreement
134	Terms or Conditions for Springing Tax Reserve Requirement	Loan Agreement
135	Current Tax Escrow Balance	Servicer Records
136	Interest on Tax Escrow Beneficiary	Loan Agreement
137	Insurance Escrow in Place (Y/N)	Loan Agreement
138	Initial Insurance Escrow Amount ($)	Closing Statement
139	Ongoing Insurance Escrow - Monthly ($)	Closing Statement/Servicer Records
140	Insurance Reserve Cap (Amount and Description)	Loan Agreement
141	Springing Reserve Requirement for Insurance (Y/N)	Loan Agreement
142	Terms or Conditions for Springing Insurance Reserve Requirement	Loan Agreement
143	Current Insurance Escrow Balance	Servicer Records
144	Interest on Insurance Escrow Beneficiary	Loan Agreement
145	Deferred Maintenance Escrow in Place (Y/N)	Loan Agreement
146	Deferred Maintenance Escrow Amount ($)	Closing Statement/Loan Agreement

	Characteristic	Source Document
147	Deferred Maintenance Escrow Current Balance ($)	Servicer Records
148	Interest on Deferred Maintenance Beneficiary	Loan Agreement
149	Cap Ex Escrow in Place (Y/N)	Loan Agreement
150	Initial Cap Ex Escrow Amount ($)	Closing Statement/Loan Agreement
151	Ongoing Cap Ex Escrow - Monthly ($)	Loan Agreement
152	Annual Cap Ex Reserve Requirement per SF/Unit ($)	Refer to calculation procedures
153	Cap Ex Reserve Cap ($ and Description)	Loan Agreement
154	Springing Reserve Requirement for Cap Ex (Y/N)	Loan Agreement
155	Terms or Conditions for Springing Cap Ex Reserve Requirement	Loan Agreement
156	Current Cap Ex Escrow Balance	Servicer Records
157	Interest on Cap Ex Escrow Beneficiary	Loan Agreement
158	TI/LC Escrow in Place (Y/N)	Loan Agreement
159	Initial TI/LC Escrow Amount ($)	Closing Statement/Loan Agreement
160	Ongoing TI/LC Escrow - Monthly ($)	Loan Agreement
161	Annual TI/LC Escrow per SF/Unit ($)	Refer to calculation procedures
162	TI/LC Reserve Cap (Amount and Description)	Loan Agreement
163	Springing Reserve Requirement for TI/LC (Y/N)	Loan Agreement
164	Terms or Conditions for Springing TI/LC Reserve Requirement	Loan Agreement
165	Current TI/LC Balance	Servicer Records
166	Interest on TI/LC Escrow Beneficiary	Loan Agreement
167	Other Escrows in Place (Y/N)	Loan Agreement
168	Description of Other Escrows	Loan Agreement
169	Initial Other Escrow Amount ($)	Closing Statement/Loan Agreement
170	Ongoing Other Escrow - Monthly ($)	Loan Agreement
171	Other Reserve Cap ($)	Loan Agreement
172	Other Springing Reserve Requirement (Y/N)	Loan Agreement
173	Terms or Conditions for Springing Other Reserve Requirement	Loan Agreement
174	Current Other Escrow Balance	Servicer Records
175	Interest on Other Escrow Beneficiary	Loan Agreement
176	Other Escrow Description/ Release Provisions	Loan Agreement
177	FIRREA Appraisal (Y/N)	Appraisal Report

	Characteristic	Source Document
178	Appraisal Report Date	Appraisal Report
179	Phase I Date	Phase I Report
180	Phase II Date	Phase II Report
181	Engineering Report Date	Engineering Report
182	Seismic Report Date	Seismic Report
183	Earthquake Zone 3 or 4 (Y/N)	Seismic Report
184	PML %	Seismic Report
185	Earthquake Insurance (Y/N)	Insurance Certificate
186	Windstorm Insurance (Y/N)	Insurance Certificate
187	Flood Zone (Y/N)	Appraisal Report
188	Flood Insurance (Y/N)	Insurance Certificate
189	Environmental Insurance (Y/N)	Insurance Certificate
190	Due Date	Loan Agreement
191	Debt Service Payment Grace Period to Impose Late Charge	Loan Agreement
192	Debt Service Grace Period to Call a Default	Loan Agreement
193	Balloon Payment Grace Period to Impose Late Charge	Loan Agreement
194	Balloon Payment Grace Period to Call a Default	Loan Agreement
195	Assumption Provision (Y/N)	Loan Agreement
196	Assumption Fee	Loan Agreement
197	Partial Collateral Release (Y/N)	Loan Agreement
198	Partial Collateral Release and Prepayment Descriptions	Loan Agreement
199	Outparcel or Other Release (Y/N)	Loan Agreement
200	Outparcel or Other Release Description	Loan Agreement
201	Substitution Allowed (Y/N)	Loan Agreement
202	Substitution Provision Description	Loan Agreement
203	Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Loan Agreement
204	Partial Prepayment Description	Loan Agreement
205	Seasoning	Refer to calculation procedures
206	Prepayment Provision String	Loan Agreement
207	Lockout End Date	Loan Agreement
208	Pari Passu (Y/N)?	Loan Agreement/Promissory Note Splitter
209	Current Additional Financing in Place (Y/N/Silent)	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
210	Type of Additional Financing	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter

	Characteristic	Source Document
211	Additional Financing Original Balance	Loan Agreement/Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
212	Additional Financing Permitted In Future (Y/N/Silent)	Loan Agreement
213	Type of Additional Future Financing	Loan Agreement
214	Terms of Future Additional Financing	Loan Agreement
215	Original Whole Note Loan Balance	Loan Agreement
216	Cut-off Date Whole Note Loan Balance	Refer to calculation procedures
217	Pari Passu Debt	Loan Agreement/Promissory Note Splitter
218	Total Trust Exposure	Refer to calculation procedures
219	Annual Debt Service Incl. Pari Passu (Amort)	Refer to calculation procedures
220	Annual Debt Service Incl. Pari Passu (IO)	Refer to calculation procedures
221	Cut-off Date Pari Passu Mortgage Debt Balance	Refer to calculation procedures
222	Cut-off Date Subordinate Mortgage Debt Balance	Refer to calculation procedures
223	Total Mortgage Debt Cut-off Date LTV Ratio	Refer to calculation procedures
224	Total Mortgage Debt UW NCF DSCR	Refer to calculation procedures
225	Total Mortgage Debt UW NOI Debt Yield	Refer to calculation procedures
226	Cut-off Date Mezzanine Debt Balance	Refer to calculation procedures
227	Total Debt Cut-off Date LTV Ratio	Refer to calculation procedures
228	Total Debt UW NCF DSCR	Refer to calculation procedures
229	Total Debt UW NOI Debt Yield	Refer to calculation procedures
230	Coop - Rental Value	Appraisal Report
231	Coop - LTV as Rental	Refer to calculation procedures
232	Coop - Unsold Percent	Refer to calculation procedures
233	Coop - Sponsor Units	Coop Rent Roll
234	Coop - Investor Units	Coop Rent Roll
235	Coop - Coop Units	Coop Rent Roll
236	Coop - Sponsor/Investor Carry	Refer to calculation procedures
237	Coop - Committed Secondary Debt	Appraisal Report
238	Asset Type Number	None - Mortgage Loan Seller Provided
239	Group ID	None - Mortgage Loan Seller Provided
240	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided
241	Reporting Period End Date	None - Mortgage Loan Seller Provided
242	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML Technical Specification Document

	Characteristic	Source Document
243	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
244	Underwriting Indicator	None - Mortgage Loan Seller Provided
245	Lien Position Securitization Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
246	Loan Structure Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
247	Periodic Principal and Interest Payment Securitization Amount	Refer to calculation procedures
248	Payment Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
249	Payment Frequency Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
250	Interest Only Indicator	Loan Agreement
251	Balloon Indicator	Loan Agreement
252	Prepayment Premium Indicator	Loan Agreement
253	Negative Amortization Indicator	None - Mortgage Loan Seller Provided
254	Modified Indicator	None - Mortgage Loan Seller Provided
255	Arm Index Code	Not applicable
256	First Rate Adjustment Date	Not applicable
257	First Payment Adjustment Date	Not applicable
258	ARM Margin Number	Not applicable
259	Lifetime Rate Cap Percentage	Not applicable
260	Lifetime Rate Floor Percentage	Not applicable
261	Periodic Rate Increase Limit Percentage	Not applicable
262	Periodic Rate Decrease Limit Percentage	Not applicable
263	Periodic Payment Adjustment Maximum Amount	Not applicable
264	Periodic Payment Adjustment Maximum Percent	Not applicable
265	Rate Reset Frequency Code	Not applicable
266	Payment Reset Frequency Code	Not applicable
267	Index Lookback Days Number	Not applicable
268	Yield Maintenance End Date	Loan Agreement
269	Prepayment Premiums End Date	Loan Agreement
270	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
271	Maximum Negative Amortization Allowed Amount	None - Mortgage Loan Seller Provided
272	Negative Amortization Deferred Interest Cap Amount	None - Mortgage Loan Seller Provided
273	Deferred Interest Cumulative Amount	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
274	Deferred Interest Collected Amount	None - Mortgage Loan Seller Provided
275	Property Type Code	Appraisal Report/EDGAR ABS XML Technical Specification Document
276	Net Rentable Square Feet Number	Rent Roll
277	Net Rentable Square Feet Securitization Number	Rent Roll
278	Units Beds Rooms Number	Rent Roll
279	Units Beds Rooms Securitization Number	Rent Roll
280	Valuation Source Securitization Code	Appraisal Report/EDGAR ABS XML Technical Specification Document
281	Most Recent Valuation Amount	None - Mortgage Loan Seller Provided
282	Most Recent Valuation Date	None - Mortgage Loan Seller Provided
283	Most Recent Valuation Source Code	None - Mortgage Loan Seller Provided
284	Property Status Code	None - Mortgage Loan Seller Provided
285	Defeasance Option Start Date	Loan Agreement
286	Defeased Status Code	None - Mortgage Loan Seller Provided
287	AL_Largest Tenant	Rent Roll
288	Lease Expiration Largest Tenant Date	Rent Roll
289	AL_Second Largest Tenant	Rent Roll
290	Lease Expiration Second Largest Tenant Date	Rent Roll
291	AL_Third Largest Tenant	Rent Roll
292	Lease Expiration Third Largest Tenant Date	Rent Roll
293	Financials Securitization Date	Underwritten Financial Summary Report
294	Most Recent Financials Start Date	Underwritten Financial Summary Report
295	Most Recent Financials End Date	Underwritten Financial Summary Report
296	Most Recent Net Cash Flow Amount	Underwritten Financial Summary Report
297	Net Operating Income Net Cash Flow Securitization Code	None - Mortgage Loan Seller Provided
298	Net Operating Income Net Cash Flow Code	None - Mortgage Loan Seller Provided
299	Most Recent Debt Service Amount	Refer to calculation procedures
300	Most Recent Debt Service Coverage Net Operating Income Percentage	Refer to calculation procedures
301	Most Recent Debt Service Coverage Net Cash Flow Percentage	Refer to calculation procedures
302	Debt Service Coverage Securitization Code	None - Mortgage Loan Seller Provided
303	Most Recent Debt Service Coverage Code	None - Mortgage Loan Seller Provided
304	Asset Added Indicator	None - Mortgage Loan Seller Provided
305	Report Period Modification Indicator	None - Mortgage Loan Seller Provided
306	Report Period Beginning Schedule Loan Balance Amount	Refer to calculation procedures
307	Report Period End Actual Balance Amount	Refer to calculation procedures

	Characteristic	Source Document
308	Total Scheduled Principal Interest Due Amount	Refer to calculation procedures
309	Scheduled Interest Amount	Refer to calculation procedures
310	Other Interest Adjustment Amount	None - Mortgage Loan Seller Provided
311	Scheduled Principal Amount	Refer to calculation procedures
312	Unscheduled Principal Collected Amount	None - Mortgage Loan Seller Provided
313	Other Principal Adjustment Amount	None - Mortgage Loan Seller Provided
314	Hyper Amortizing Date	Not applicable
315	Servicing Advance Method Code	None - Mortgage Loan Seller Provided
316	Non Recoverability Indicator	None - Mortgage Loan Seller Provided
317	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
318	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided
319	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
320	Payment Status Loan Code	None - Mortgage Loan Seller Provided
321	Arm Index Rate Percentage	Not applicable
322	Next Interest Rate Percentage	Not applicable
323	Next Interest Rate Change Adjustment Date	Not applicable
324	Next Payment Adjustment Date	Not applicable
325	Primary Servicer Name	None - Mortgage Loan Seller Provided
326	Most Recent Special Servicer Transfer Date	None - Mortgage Loan Seller Provided
327	Most Recent Master Servicer Return Date	None - Mortgage Loan Seller Provided
328	Asset Subject Demand Indicator	None - Mortgage Loan Seller Provided
329	Asset Subject Demand Status Code	None - Mortgage Loan Seller Provided
330	Repurchase Amount	None - Mortgage Loan Seller Provided
331	Demand Resolution Date	None - Mortgage Loan Seller Provided
332	Repurchaser Name	None - Mortgage Loan Seller Provided
333	Repurchase Replacement Reason Code	None - Mortgage Loan Seller Provided
334	Realized Loss To Trust Amount	None - Mortgage Loan Seller Provided
335	Liquidation Prepayment Code	None - Mortgage Loan Seller Provided
336	Liquidation Prepayment Date	None - Mortgage Loan Seller Provided
337	Prepayment Premium Yield Maintenance Received Amount	None - Mortgage Loan Seller Provided
338	Workout Strategy Code	None - Mortgage Loan Seller Provided
339	Last Modification Date	None - Mortgage Loan Seller Provided
340	Modification Code	None - Mortgage Loan Seller Provided
341	Post Modification Interest Percentage	None - Mortgage Loan Seller Provided
342	Post Modification Payment Amount	None - Mortgage Loan Seller Provided
343	Post Modification Maturity Date	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
344	Post Modification Amortization Period Amount	None - Mortgage Loan Seller Provided

1 With respect to the Mortgage Assets identified on the Data File as “Grace Building,” “250 West 57th Street,” and “ExchangeRight Net Leased Portfolio #41,” we were instructed by representatives of the respective Mortgage Seller to compare such Characteristic to the corresponding information set forth on the draft promissory note splitter.

Calculation Procedures

With respect to Characteristic 2, we recomputed the Percent by Cut-off Date Balance by dividing the (i) Cut-off Date Balance by (ii) sum of each of the Mortgage Loans’ Cut-off Date Balance.

With respect to Characteristic 4, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Balance using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Interest Rate and the Cut-off Date. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Loans (if any), the Cut-off Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 5, assuming, at your request, no prepayments of principal, we recomputed the Maturity Date Balance using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Maturity Date or ARD and Interest Rate. With respect to full term interest-only Mortgage Loans (if any), the Maturity Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Maturity Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 6, we recomputed the Cut-off Date Balance per Unit or SF by dividing the (i) Cut-off Date Balance by (ii) Units/SF. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Units/SF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 61, we recomputed the Original Term to Maturity or ARD (mos.) by determining the number of payment dates from and inclusive of the earlier of the First Payment Date (IO) or First P&I Payment Date (as applicable) to and inclusive of the Maturity Date or ARD.

With respect to Characteristic 62, we recomputed the Remaining Term to Maturity or ARD (mos.) by subtracting the (i) Seasoning from (ii) Original Term to Maturity or ARD (mos.).

With respect to Characteristic 63, we recomputed the Original IO Period (mos.) by determining the number of payment dates from and inclusive of the First Payment Date (IO) to and exclusive of the First P&I Payment Date. This procedure was performed for partial and full term interest-only Mortgage Loans only.

With respect to Characteristic 64, we recomputed the Remaining IO Period (mos.) by subtracting the (i) Seasoning from (ii) Original IO Period (mos.) (but to not less than zero). This procedure was performed for partial and full term interest-only Mortgage Loans only.

With respect to Characteristic 65, we recomputed the Original Amort. Term (mos.) using the Original Balance, Monthly Debt Service (P&I) and Interest Rate and a 30/360 Interest Accrual Method. This procedure was not performed for full term interest-only Mortgage Loans (if applicable).

With respect to Characteristic 66, we recomputed the Remaining Amort. Term (mos.) by subtracting the Seasoning from the Original Amort. Term (mos.). With respect to partial interest-only, then amortizing Mortgage Loans, the procedure indicated herein reduces the Seasoning as of the Cut-off Date by the Original IO Period (mos.) (but to not less than zero). This procedure was not performed for full term interest-only Mortgage Loans (if applicable).

With respect to Characteristic 71, we recomputed the Monthly Debt Service (IO) by dividing (i) the product of (a) the Cut-off Date Balance, (b) the Interest Rate and (c) for those Mortgage Loans whose Interest Accrual Method is “Actual/360,” a fraction equal to 365/360 by (ii) twelve. This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).

With respect to Characteristic 72, we recomputed the Annual Debt Service (P&I) by multiplying the (i) Monthly Debt Service (P&I) by (ii) twelve. This procedure was not performed for full term interest-only Mortgage Loans (if applicable).

With respect to Characteristic 73, we recomputed the Annual Debt Service (IO) by multiplying (i) the Monthly Debt Service (IO) by (ii) twelve. This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).

With respect to Characteristic 74, we recomputed the UW NOI DSCR (P&I) by dividing the (i) Underwritten NOI by (ii) Annual Debt Service (P&I). This procedure was not performed for full term interest-only Mortgage Loans (if applicable). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 75, we recomputed the UW NOI DSCR (IO) by dividing the (i) Underwritten NOI by (ii) Annual Debt Service (IO). This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 76, we recomputed the UW NCF DSCR (P&I) by dividing the (i) Underwritten NCF by (ii) Annual Debt Service (P&I). This procedure was not performed for full term interest-only Mortgage Loans (if applicable). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 77, we recomputed the UW NCF DSCR (IO) by dividing the (i) Underwritten NCF by (ii) Annual Debt Service (IO). This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 78, we recomputed the Cut-off Date LTV by dividing the (i) Cut-off Date Balance by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 79, we recomputed the Maturity Date LTV by dividing the (i) Maturity Date Balance by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 84, we recomputed the Third Most Recent NOI Debt Yield by dividing the (i) Third Most Recent NOI by (ii) Cut-off Date Balance. This procedure was only performed for those Mortgage Loans with a Third Most Recent NOI greater than $0. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Third Most Recent NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage

Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 89, we recomputed the Second Most Recent NOI Debt Yield by dividing the (i) Second Most Recent NOI by (ii) Cut-off Date Balance. This procedure was only performed for those Mortgage Loans with a Second Most Recent NOI greater than $0. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Second Most Recent NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 94, we recomputed the Most Recent NOI Debt Yield by dividing the (i) Most Recent NOI by (ii) Cut-off Date Balance. This procedure was only performed for those Mortgage Loans with a Most Recent NOI greater than $0. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Most Recent NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 99, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 103, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Cut-off Date Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 107, we recomputed the Percent NSF of the Largest Tenant (%) by dividing the (i) NSF of Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of Largest Tenant (SF) greater than zero.

With respect to Characteristic 111, we recomputed the Percent NSF of 2nd Largest Tenant (%) by dividing the (i) NSF of 2nd Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of 2nd Largest Tenant (SF) greater than zero.

With respect to Characteristic 115, we recomputed the Percent NSF of 3rd Largest Tenant (%) by dividing the (i) NSF of 3rd Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of 3rd Largest Tenant (SF) greater than zero.

With respect to Characteristic 119, we recomputed the Percent NSF of 4th Largest Tenant (%) by dividing the (i) NSF of 4th Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of 4th Largest Tenant (SF) greater than zero.

With respect to Characteristic 123, we recomputed the Percent NSF of 5th Largest Tenant (%) by dividing the (i) NSF of 5th Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of 5th Largest Tenant (SF) greater than zero.

With respect to Characteristic 152, we recomputed the Annual Cap Ex Reserve Requirement per SF/Unit ($) by dividing the (i) product of (a) the Ongoing Cap Ex Escrow - Monthly ($) and (b) twelve by (ii) Units/SF.

With respect to Characteristic 161, we recomputed the Annual TI/LC Escrow per SF/Unit ($) by dividing the (i) product of (a) the Ongoing TI/LC Escrow - Monthly ($) and (b) twelve by (ii) Units/SF.

With respect to Characteristic 205, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the earlier of the First Payment Date (IO) or First P&I Payment Date, as applicable, to and inclusive of the Cut-off Date.

With respect to Characteristic 216, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Whole Note Loan Balance using the First P&I Payment Date, whole note loan monthly debt service, Original Whole Note Loan Balance, Interest Accrual Method and whole note loan interest rate (each as set forth on or derived from the Loan Agreement) and the Cut-off Date. With respect to interest-only whole note loan Mortgage Loans determined to be non-amortizing as of the Cut-off Date (as determined from the Loan Agreement) and full term interest-only whole note loan Mortgage Loans (if any), the Cut-off Date Whole Note Loan Balance was set to equal the Original Whole Note Loan Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Whole Note Loan Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Loans which are part of a loan combination or has subordinate mortgage debt.

With respect to Characteristic 218, the Total Trust Exposure was set to equal the Cut-off Date Balance. This procedure was performed only for those Mortgage Loans which are part of a loan combination.

With respect to Characteristic 219, we recomputed the Annual Debt Service Incl. Pari Passu (Amort) by multiplying (i) the sum of the (a) Monthly Debt Service (P&I) and (b) pari passu monthly debt service (P&I) (as set forth on or derived from the Loan Agreement) by (ii) 12. This procedure was not performed for full term interest-only pari passu Mortgage Loans (as determined from the Loan Agreement) (if applicable). This procedure was performed only for those Mortgage Loans which are part of a loan combination.

With respect to Characteristic 220, we recomputed the Annual Debt Service Incl. Pari Passu (IO) by multiplying the (i) sum of the (a) Original Balance and (b) Pari Passu Debt and (ii) product of (a) the whole note loan interest rate (as set forth on or derived from the Loan Agreement) and (b) for those Mortgage Loans whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360. This procedure was only performed for partial and full term interest-only pari passu Mortgage Loans (as determined from the Loan Agreement) (if applicable). This procedure was performed only for those Mortgage Loans which are part of a loan combination.

With respect to Characteristic 221, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Pari Passu Mortgage Debt Balance using the First P&I Payment Date, pari passu monthly debt service (P&I), Pari Passu Debt, Interest Accrual Method and pari passu interest rate (each as set forth on or derived from the Loan Agreement) and the Cut-off Date. With respect to interest-only pari passu Mortgage Loans determined to be non-amortizing as of the Cut-off Date and full term interest-only pari passu Mortgage Loans (if any) (each as determined from the Loan Agreement), the Cut-off Date Pari Passu Mortgage Debt Balance was set to equal the Pari Passu Debt. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Pari Passu Mortgage Debt Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Loans which are part of a loan combination.

With respect to Characteristic 222, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Subordinate Mortgage Debt Balance using the subordinate mortgage debt first payment date, subordinate mortgage debt monthly debt service, subordinate mortgage debt original balance, subordinate mortgage debt interest accrual method and subordinate mortgage debt interest rate (each as set forth on or derived from the Subordinate Loan Document) and the Cut-off Date. With respect to interest-only subordinate mortgage debt Mortgage Loans determined to be non-amortizing as of the Cut-off Date (as determined from the Subordinate Loan Document) and full term interest-only subordinate mortgage debt Mortgage Loans (if any) (as determined from the Loan Agreement), the Cut-off Date Subordinate Mortgage Debt Balance was set to equal the original subordinate mortgage debt balance (as set forth on the Subordinate Loan Document). This procedure was performed only for those Mortgage Loans with subordinate mortgage debt, if any.

With respect to Characteristic 223, we recomputed the Total Mortgage Debt Cut-off Date LTV Ratio by dividing the (i) sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance and (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 224, we recomputed the Total Mortgage Debt UW NCF DSCR by dividing (i) the Underwritten NCF by (ii) the sum of the (a) Annual Debt Service Incl. Pari Passu (Amort) or Annual Debt Service Incl. Pari Passu (IO), as applicable and (b) subordinate mortgage debt annual debt service (as derived from the Subordinate Loan Document) (if applicable). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 225, we recomputed the Total Mortgage Debt UW NOI Debt Yield by dividing (i) the Underwritten NOI by (ii) the sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance and (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 226, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Mezzanine Debt Balance using the mezzanine or subordinate unsecured debt first payment date, mezzanine or subordinate unsecured debt monthly debt service, mezzanine or subordinate unsecured debt original balance, mezzanine or subordinate unsecured debt interest accrual method and mezzanine or subordinate unsecured debt interest rate (each as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) and the Cut-off Date. With respect to partial interest-only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date and full term interest-only mezzanine or subordinate unsecured debt (if any) (as derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), the Cut-off Date Mezzanine Debt Balance was set to equal the related Additional Financing Original Balance. This procedure was performed only for those Mortgage Loans with mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 227, we recomputed the Total Debt Cut-off Date LTV Ratio by dividing the (i) sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance (if applicable), (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) and (d) Cut-off Date Mezzanine Debt Balance (if applicable) by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 228, we recomputed the Total Debt UW NCF DSCR by dividing the (i) Underwritten NCF by (ii) sum of the (a) Annual Debt Service (P&I), Annual Debt Service (IO), Annual Debt Service Incl. Pari Passu (Amort) or Annual Debt Service Incl. Pari Passu (IO), as applicable, (b) subordinate mortgage debt annual debt service (as derived from the Subordinate Loan Document) (if applicable) and (c) mezzanine or subordinate unsecured debt annual debt service (as derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) (if applicable). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 229, we recomputed the Total Debt UW NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance (if applicable), (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) and (d) Cut-off Date Mezzanine Debt Balance (if applicable). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 231, we recomputed the Coop – LTV as Rental by dividing the (i) Cut-Off Date Balance by (ii) Coop – Rental Value. This procedure was only performed for those Mortgage Loans with a Property Sub-Type of “Cooperative.”

With respect to Characteristic 232, we recomputed the Coop – Unsold Percent by dividing the (i) sum of (a) Coop - Sponsor Units, (b) Coop - Investor Units and (c) Coop – Coop Units by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with a Property Sub-Type of “Cooperative.”

With respect to Characteristic 236, we recomputed the Coop – Sponsor/Investor Carry by subtracting the (i) aggregate annual coop maintenance amount of the Coop - Sponsor Units and Coop - Investor Units (as ascertained from the Coop Rent Roll) from the (ii) aggregate annual rent of the Coop - Sponsor Units and Coop - Investor Units (as ascertained from the Coop Rent Roll). This procedure was only performed for those Mortgage Loans with a Property Sub-Type of “Cooperative.”

With respect to Characteristic 247, we recomputed the Periodic Principal and Interest Payment Securitization Amount by adding the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount. This procedure was not performed for those Mortgage Loans with a Seasoning equal to zero.

With respect to Characteristic 299, we recomputed the Most Recent Debt Service Amount:

•	for amortizing and partial interest-only Mortgage Loans, as the product of (i) the Monthly Debt Service (P&I) and (ii) twelve; and
•	for full term interest-only Mortgage Loans, as the product of (i) the Monthly Debt Service (IO) and (ii) twelve.

This procedure was only performed for those Mortgage Loans with Most Recent Revenues. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 300, we recomputed the Most Recent Debt Service Coverage Net Operating Income Percentage by dividing the (i) Most Recent NOI by (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Loans with Most Recent NOI. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 301, we recomputed the Most Recent Debt Service Coverage Net Cash Flow Percentage by dividing the (i) Most Recent Net Cash Flow Amount by (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Loans with a Most Recent Net Cash Flow Amount. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 306, assuming, at your request, no prepayment of principal, we recomputed the Report Period Beginning Schedule Loan Balance Amount using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Interest Rate and the Due Date in November 2020. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of November 2020 and full term interest-only Mortgage Loans (if any), the Report Period Beginning Schedule Loan Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period Beginning Schedule Loan Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 307, assuming, at your request, no prepayments of principal, we recomputed the Report Period End Actual Balance Amount using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Interest Rate and the Cut-off Date. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Loans (if any), the Report Period End Actual Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period End Actual Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 308, we recomputed the Total Scheduled Principal Interest Due Amount by adding the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.

With respect to Characteristic 309, we recomputed the Scheduled Interest Amount as the product of (i) the Report Period Beginning Schedule Loan Balance Amount, (ii) the Interest Rate, (iii) the number of calendar days from and inclusive of the Due Date in November 2020 to and exclusive of the Due Date in December 2020 and (iv) a fraction equal to 1/360. This procedure was not performed for those Mortgage Loans with a Seasoning equal to zero.

With respect to Characteristic 311, we recomputed the Scheduled Principal Amount by subtracting the (i) Scheduled Interest Amount from (ii) Monthly Debt Service (P&I). This procedure was only performed for those Mortgage Loans determined to be amortizing as of the Due Date in December 2020.

Appendix B

Missing Source Document

Mortgage Asset	Missing Source Document[1]
Fresh Pond Cambridge	Promissory Note Splitter

1 With respect to the calculations of the Cut-off Date Balance, Maturity Date Balance, Original Amort. Term (mos.), Cut-off Date Pari Passu Mortgage Debt Balance, Annual Debt Service Incl. Pari Passu (IO), Report Period Beginning Schedule Loan Balance Amount and Report Period End Actual Balance Amount, we were instructed by representatives of the respective Mortgage Loan Seller to use the Original Balance and Pari Passu Debt set forth on the Data File for purposes of our procedures.